ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS - Disclosure of detailed information about general and administrative expenses (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees	[1]	$ 724	$ 852	$ 1,040
Impairment		115,112
Other General and Administration		3,229	0	0
General and administrative expenses		8,018	11,008	21,460
General and administrative expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Salaries		2,218	2,314	4,027
Insurance		1,321	1,847	1,566
Professional fees		2,022	4,095	4,689
Depreciation		550	669	819
Impairment		0	0	3,905
Other General and Administration		1,907	2,083	6,454
General and administrative expenses		$ 8,018	$ 11,008	$ 21,460

[1]	Includes payments to shareholders for the years ended 2023, 2022 and 2021 of $475, $503 and $455, respectively.